Convertible Notes (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 17, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Principal amount		$ 200,000	$ 200,000
Term of debt issuance costs amortization		4 years
Debt interest rate		0.56%
Amortization of debt issuance costs		$ 1,094	113	$ 0
Estimated fair value of the notes classified as Level 2 financial instruments		152,565	211,875
Exceeded principal amount		$ 47,435	$ 11,875
Convertible Notes
Debt Instrument [Line Items]
Principal amount	$ 200,000
Percentage of convertible senior note	0.00%
Due date	2026-12-01
Conversion rate description	The Notes will be convertible based on an initial conversion rate of 17.1092 ordinary shares per $1,000 principal amount of notes, equivalent to an initial conversion price of approximately $58.45 per ordinary share, which represents a conversion premium of approximately 30% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on November 18, 2021. The closing price of the Company’s shares on December 31, 2022 was $21.96.
Conversion rate percentage	130.00%
Percentage of repurchase price equal to principal amount of convertible notes	100.00%